Goodwill impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Changes in goodwill
Impairment losses	¥ (18,395)	$ (2,630)	¥ (6,934)	¥ (35,212)
Goodwill	274,326		362,399		$ 39,228
E-Commerce
Changes in goodwill
Goodwill, Gross	348,022		417,700	360,831
Accumulated impairment loss	73,696		55,301	48,367
Goodwill acquired during the year	(69,678)		56,869
Impairment losses	(18,395)		(6,934)	(35,212)
Goodwill	¥ 274,326		¥ 362,399	¥ 312,464